Changes in Accrued Product Warranty Costs (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Product Warranty in Guarantees [Line Items]
Balance at beginning of year	¥ 11,564	¥ 10,890
Additions	18,942	15,699
Utilization	(12,404)	(12,039)
Other	(4,088)	(2,986)
Balance at end of year	¥ 14,014	¥ 11,564